Long-Term Debt and Warrants (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Summary of Convertible Notes and Company Warrants and Original Warrants
The following summarizes the Company’s Convertible Notes, Company Warrants and Original Warrants by investor as of December 31, 2023:

	Convertible Notes		Warrants
Investor	Principal	Fair Value (2)	Number of Warrants Outstanding (3)	Fair Value (2)
JMCM Holdings LLC (1)	$9,691,730	$34,548,016	5,684,354	$11,459,489
SherpaVentures Fund II, LP	5,127,490	18,277,913	2,212,768	4,469,926
Founders:
Chris C. Kemp, Trustee of the Chris Kemp Living Trust dated February 10, 2021	2,000,000	7,129,381	866,337	1,750,053
Adam London	1,000,000	3,564,690	433,168	875,026

Total Convertible Notes and Warrants	$17,819,220	$63,520,000	9,196,627	$18,554,494

(1)	Includes the Original Warrants, which are exercisable to purchase 1,500,000 shares of Class A Common Stock; JMCM Holdings LLC is the only holder of the Original Warrants.
(2)
Represents the fair value of the Convertible Notes, Company Warrants and Original Warrants as of December 31, 2023, based on the accounting treatment elected by the Company. This does not reflect actual cash value delivered to any holder of the Convertible Notes, including the Kemp Trust and Dr. London. The valuation of such instruments is subject to change, predominantly driven by changes in the market price of a share of the Company’s Class A Common Stock. See the sections entitled Warrants to Purchase Class A Common Stock and Fair Value Option of Accounting in
Note 1 — Description of Business, Basis of Presentation and Significant Accounting Policies
as well as
Note 5 — Fair Value Measurements
in these consolidated financial statements.

(3)	The initial purchase price of the Convertible Notes, Company Warrants and Original Warrants for each of the investors was as follows:

Investor	Convertible Notes	Company Warrants	Original Warrants
JMCM Holdings LLC	$9,691,730	$1,023,044	$6,005,975
SherpaVentures Fund II, LP	5,127,490	276,596	—
Founders:
Chris C. Kemp, Trustee of the Chris Kemp Living Trust dated February 10, 2021	2,000,000	108,292	—
Adam London	1,000,000	54,146	—

Total Convertible Notes and Warrants	$17,819,220	$1,462,078	$6,005,975

Summary of Net Proceeds After Deducting Issuance Costs and Fair Value
The net proceeds to the Company after deducting lender fees, cash paid to third-parties for issuance costs and the fair value of Original Warrants was as follows:

in thousands
Senior Note Principal	$12,500
Less: lender original issue discount (1)	375

Net cash proceeds	12,125
Less: cash expenses for third-party issuance costs (1)	1,356

Net proceeds after lender fees and third-party issuance costs	10,769
Less: Discount associated with fair value of Warrants (1)	6,005

Senior Note, net proceeds after lender fees, third-party issuance costs and Warrants	$4,764

(1)	amounts have been accounted for as debt discount and are being amortized to interest expense over the term of the loan using the effective interest method.

Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Summary of Fair Value of Initial Warrants Using Black-Scholes Option Pricing Model
The Company determined the fair value of the Original Warrants as of August 4, 2023 and December 31, 2023 using the Black-Scholes option pricing model and applying the following assumptions:

	August 4, 2023	December 31, 2023
Expected terms (years)	5.0	4.6
Expected volatility	91.8%	109.8%
Risk-free interest rate	4.15%	3.84%
Expected dividend rate	—	—
Value per share	$5.71	$2.28
Exercise Price	$6.75	$0.81

Convertible notes [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Summary of Fair Value of Initial Warrants Using Black-Scholes Option Pricing Model
The following is a summary of the fair value assumptions applied in determining the initial fair value and the Convertible Notes at each date:

	November 6, 2023	November 21, 2023	December 31, 2023
Risk-free interest rate	4.81%	4.75%	4.21%
Risk adjusted interest rate (for discount payment)	73.0%	73.0%	71.0%
Value per share	$0.73	$1.55	$2.28
Volatility	47.00%	39.50%	35.50%

Letter of Credit [Member] | Senior Notes [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Summary of Fair Value of Initial Warrants Using Black-Scholes Option Pricing Model	The following is a summary of the fair value assumptions applied to determine the Black-Scholes fair value of the outstanding warrants at each date:

	November 6, 2023	November 13, 2023	November 21, 2023	December 31, 2023
	Bridge Warrants	Delayed Draw Warrants	Founders Warrants	All Warrants Outstanding
Expected terms (years)	5.0	5.0	5.0	4.9
Expected volatility	100.11%	108.59%	108.79%	109.83%
Risk-free interest rate	4.60%	4.66%	4.41%	3.84%
Expected dividend rate	—	—	—	—
Value per share	$0.73	$1.47	$1.55	$2.28
Exercise Price	$0.81	$0.81	$0.81	$0.81